Note 10 - Notes Payable in Default	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 10 - Notes Payable in Default

NOTE 10–NOTES PAYABLE IN DEFAULT

During the year ended December 31, 2015, we issued four unsecured promissory notes to two accredited investors, B44, LLC and Jeff Holmes, for a total of $200,000 in a private placement of our securities. The notes accrue interest at 1% per annum and were due and payable on March 1, 2016. On April 27, 2016, Jeff Holmes entered into a Note Purchase and Assignment Agreement whereby he assigned his full interest in one of the notes for $50,000 to Blackbridge Capital, LLC. On May 23, 2016, B44, LLC, entered into a Note Purchase and Assignment Agreement whereby it assigned its full interest in one of the notes for $50,000 to Kodiak Capital Group, LLC. On May 31, 2016 B44, LLC, entered into a Note Purchase and Assignment Agreement whereby it assigned its full interest in one of the notes for $50,000 to Black Forest Capital, LLC. As of September 30, 2016, one note for $50,000 remains in default.

On January 13, 2016, we issued a promissory note for $75,000 with B44, LLC. The note is unsecured, accrues interest at 1% per annum, and is due and payable on June 30, 2016. In connection with the execution of the promissory note, we also issued a warrant to purchase 11,250 shares of common stock. This note is currently in default.

NOTE 10 – NOTES PAYABLE IN DEFAULT

During the year ended December 31, 2015, we executed unsecured promissory notes to two accredited investors for a total of $200,000 in a private placement of our securities. The notes accrue interest at 1% per annum and are due and payable on March 1, 2016. The notes were issued in reliance on the exemption from registration provided in Section 4(a)(2) of the Securities Act of 1933, as amended, for transactions not involving any public offering.